Derivative Financial Instruments (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Carrying Amount [Member] Euro-Denominated Note EUR350 [Member] USD ($)	Dec. 31, 2014 Carrying Amount [Member] Euro-Denominated Note EUR350 [Member] EUR (€)
Net investment hedges [Abstract]
Euro-denominated notes			$ 423.4	€ 350.0
Unrealized translation loss on net investment hedge included in accumulated other comprehensive (loss) income, net of taxes	(24.5)	(60.6)
Gain associated with forward contracts included in interest and other expenses	$ 0.2